UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):        [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Credit Suisse Hedging-Griffo Servicios Internacionals S.A.
        Av. Pres. Juscelino Kubitschek, 1830
        Torre IV 7 Andar
	Sao Paulo, Brazil 04543-900


Form 13F File Number: 028-13460

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Chris Lopez
Title:   Vice President
Phone:   (212) 325-2000


Signature, Place, and Date of Signing:


/s/ Chris Lopez                   New York, New York        November 10, 2011
----------------------           --------------------       -----------------
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


Form 13F File Number              Name


028-11379	                  Credit Suisse AG